Lease Liabilities-Detailed Information About In Lease Liabilities Included In Consolidated Balancesheet (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance, beginning of period	$ 114	$ 136
Additions (terminations)	(97)	1
Unwinding of discount on lease liabilities	1	7
Lease payments	(5)	(30)
Balance, end of period	13	114
Current portion	5	29
Long-term portion	$ 8	$ 85